Annual Total Returns- Janus Henderson Balanced Portfolio (Service Shares) [BarChart] - Service Shares - Janus Henderson Balanced Portfolio - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.35%	13.37%	19.80%	8.24%	0.41%	4.32%	18.13%	0.43%	22.27%	14.03%